SHARE-BASED PAYMENTS	12 Months Ended
Mar. 31, 2022
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS

16. SHARE-BASED PAYMENTS

The Company has two share-based compensation plans: the “Stock Option Plan” and the “Long Term Incentive Option Plan”.

Long Term Incentive Option Plan

On April 2, 2019, the directors of FTP authorized option agreements with each of the five founding executives of FTP. Under the terms of the agreement, each option holder received 1,800,180 options to purchase Class A shares at an exercise price of $0.00001. The options vest over a period of four years and expire on the fifth anniversary of the grant date.

On August 11, 2020, FTP accelerated the vesting of all 9,000,900 outstanding long term incentive options which were immediately exercised and recognize in the consolidated statements of loss and comprehensive loss.

Stock Option Plan

On August 1, 2019, the directors of FTP authorized the establishment of the “Stock Option Plan”. The maximum number of common shares that will be reserved for issuance under the Stock Option Plan shall be 15% of the issued and outstanding Common Shares from time to time, on a non-diluted basis. For the avoidance of doubt, Long Term Incentive Options are excluded from the Stock Option Plan maximum. Common Shares in respect of Options that have been exercised, cancelled, surrendered, or terminated or that expire without being exercised shall again be available for issuance under the Plan.

As at March 31, 2022, the number of Common Shares available for issuance under the Stock Option Plan was 2,666,078.

Under the Stock Option Plan, the Company may grant options to purchase common shares to officers, directors, employees or consultants of the Company or its affiliates. Options issued under the Stock Option Plan are granted for a term not exceeding ten years from the date of grant. All options issued to-date have a life of ten years or less. In general, options have vested either immediately upon grant or over a period of four to ten years.

The following is a schedule of the options outstanding as at March 31, 2022 and 2021:

March 31, 2022

			Weighted
		Range of	Average
	Options	Exercise Price	Exercise Price
	#	$	$
Balance, April 1, 2021	5,150,798	0.50-8.25	2.29
Stock Option Plan – Granted	2,071,286	1.65– 7.74	6.08
Stock Option Plan – Forfeit	(743,378)	0.50-8.00	3.94
Stock Option Plan – Exercised	(422,166)	0.50-2.68	0.70
Balance, March 31, 2022	6,056,540	0.50-8.25	3.49

March 31, 2021

			Weighted
		Range of	Average
	Options	Exercise Price	Exercise Price
	#	$	$
Balance, April 1, 2020	11,377,706	0.00001-0.50	0.10
Stock Option Plan – Granted	3,160,193	0.50-8.25	3.47
Stock Option Plan – Forfeit	(168,334)	0.50-2.00	0.89
Stock Option Plan – Exercised	(9,218,767)	0.00001-2.00	0.02
Balance, March 31, 2021	5,150,798	0.50-8.25	2.29

The fair value of each tranche is measured at the date of grant using the Black-Scholes option pricing model.

Weighted average of option model inputs and fair value for options granted during the fiscal year ended March 31, 2022 and March 31, 2021 were as follows:

March 31, 2022

		Exercise	Risk-free		Volatility	Fair Value
Options	Share Price	Price	Interest Rate	Expected Life	Factor	per Option
#	$	$	%	(years)%		$
2,071,286	6.08	6.08	1.4	9	103	5.18

March 31, 2021

		Exercise	Risk-free		Volatility	Fair Value
Options	Share Price	Price	Interest Rate	Expected Life	Factor	per Option
#	$	$	%	(years)%		$
3,160,193	3.47	3.47	0.8	9	110	3.01

During the fiscal year ended March 31, 2022, the Company issued stock options for Field Trip Shares as follows:

The following table summarizes the outstanding and exercisable options as at March 31, 2022 and March 31, 2021:

March 31, 2022

			Weighted
Exercise Price		Remaining	Average		Weighted Average
Range	Options	Contractual Life	Exercise Price	Vested Options	Exercise Price
$	#	(years)	$	#	$
0.50	2,239,617	7	0.50	1,024,464	0.50
1.65 - 2.35	832,569	8	2.00	361,697	2.00
2.55 - 3.83	50,000	6	2.87	8,332	2.68
3.83 - 5.75	1,266,747	8	5.15	243,838	4.92
5.75 - 8.25	1,667,607	8	7.01	141,679	8.03
0.5 - 8.25	6,056,540	8	3.49	1,780,010	2.02

March 31, 2021

		Outstanding		Exercisable
			Weighted		Weighted
Exercise Price		Remaining	Average		Average
Range	Options	Contractual Life	Exercise Price	Vested Options	Exercise Price
$	#	(years)	$	#	$
0.50	2,778,806	8	0.50	637,736	0.50
2.00	918,673	8	2.00	143,339	2.00
2.01 – 3.83	65,000	9	2.68	—	—
3.84 – 5.75	942,497	9	5.03	4,166	5.01
5.76 – 8.25	445,822	9	8.19	—	—
0.50 – 8.25	5,150,798	9	2.29	785,241	0.80

Jamaica Facility Shares

Field Trip is committed to issue 1,200,000 fully paid-up Common Shares to Darwin Inc. (the “Jamaica Facility Shares”). Darwin Inc. will manage the construction and project management of the Jamaica Facility, oversee of the operations of the Jamaica Facility, and manage government relations.

The 1,200,000 common shares will be issued as per the following closing milestones:

●	600,000 upon the commencement of research in the newly renovated research facility, which was met and issued on September 25, 2020,
●	150,000 following one year from the initial closing date (June 22, 2021 or the “Cliff”),
●	450,000 on a prorated basis quarterly, commencing on the first calendar quarter following the Cliff and ending on the date that is 36 months following the Cliff. For the period following the Cliff from June 30, 2021 to March 31, 2022, the Company issued three quarterly installments, being a total of 112,500 shares. As of March 31, 2022 the Company has 337,500 Jamaica Facility shares still outstanding to be issued.

Summary of Stock-based Compensation

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2022	March 31, 2021
	$	$
Stock option compensation expense - Stock Option Plan	7,042,974	1,275,457
Stock option compensation expense - Long Term Incentive Options	—	241,524
Stock-based compensation expense – Jamaica Facility Shares	122,637	1,526,438
Stock-based compensation expense	7,165,611	3,043,419

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2022	March 31, 2021
	$	$
Stock option compensation expense - General and administration	5,865,971	1,293,037
Stock option compensation expense - Patient service expense	512,956	93,414
Stock option compensation expense - Research and development	672,280	1,598,231
Stock option compensation expense - Sales and marketing	114,404	58,737
Stock-based compensation expense	7,165,611	3,043,419